Service Class Shares | SC BlackRock Inflation Protected Bond Fund
FUND SUMMARY SCSM BlackRock Inflation Protected Bond Fund
INVESTMENT GOAL
Maximum real return, consistent with preservation of real capital and prudent investment management.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC BlackRock Inflation Protected Bond Fund Service Class
Unified Management Fee		0.65%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.01%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.92%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC BlackRock Inflation Protected Bond Fund Service Class	94	293	509	1,131

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 430% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 8.05 years as of December 31, 2011). The fund may invest up to 20% of its assets, collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund’s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

PRINCIPAL RISKS
The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
  The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation. If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.
  Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
  The fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.95%	3rd Quarter 2011

Lowest	(1.33)%	4th Quarter 2010

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC BlackRock Inflation Protected Bond Fund	One Year	Since Inception	Inception Date
Service Class	11.70%	7.30%	Oct. 01, 2008
Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses)	12.56%	8.07%	Oct. 01, 2008